Borrowings - Schedule of Key Inputs for Valuation of Warrant Obligation (Details) - Warrant obligation:	Dec. 31, 2025	Jun. 25, 2025	Dec. 31, 2024	May 02, 2024
Exercise price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		5.00		5.00
Share price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		3.17		5.08
Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		0.0424		0.0453
Expected volatility (annualized)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		0.7298		0.7177
Expected term (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		10		10
Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		0		0
Black-Scholes value in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations		2.37		4.06
Warrant Rights, Tranche A | Exercise price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	5.00		5.00
Warrant Rights, Tranche A | Share price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	4.67		3.07
Warrant Rights, Tranche A | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.0401		0.0451
Warrant Rights, Tranche A | Expected volatility (annualized)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.6839		0.7252
Warrant Rights, Tranche A | Expected term (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	8.34		9.33
Warrant Rights, Tranche A | Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0		0
Warrant Rights, Tranche A | Black-Scholes value in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	3.35		2.22
Warrant Rights, Tranche B | Exercise price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	5.00
Warrant Rights, Tranche B | Share price in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	4.67
Warrant Rights, Tranche B | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.0402
Warrant Rights, Tranche B | Expected volatility (annualized)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0.7610
Warrant Rights, Tranche B | Expected term (years)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	9.48
Warrant Rights, Tranche B | Dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	0
Warrant Rights, Tranche B | Black-Scholes value in USD
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Key inputs for valuations	3.71